STOCK WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Warrants Disclosure [Text Block]

NOTE 7 — STOCK WARRANTS

During the three months ended March 31, 2016, the Company issued 265,048 warrants (See Note 5), which are all exercisable.
The following table summarizes the stock warrant activity of the Company:

	Number of shares	Weighted average exercise price	Weighted average contractual life (years)
Outstanding – January 1, 2016	1,285,111	$4.70	—
Issued	265,048	$5.80	—
Expired	—	$—	—
Forfeited	—	$—	—
Outstanding March 31, 2016	1,550,159	$4.89	2.69

NOTE 10 — STOCK WARRANTS

During the year ended December 31, 2015, the Company issued 1,285,111 warrants (See Note 7 and Note 8), which are all exercisable.
The following table summarizes the stock warrant activity of the Company:

	Number of shares	Weighted average exercise price	Weighted average contractual life (years)
Outstanding – January 1, 2015	—	$—	—
Issued	1,285,111	$4.70	2.9
Expired	—	$—	—
Forfeited	—	$—	—
Outstanding December 31, 2015	1,285,111	$4.70	2.9